UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05654

Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2006

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Trust

Portfolio of Investments May 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (68.0%)
	Advertising/Marketing Services (0.9%)
$275	Interpublic Group of Companies, Inc. (The)	5.40%	11/15/09	$254,375
305	WPP Finance (UK) Corp. (United Kingdom)	5.875	06/15/14	296,270
				550,645
	Aerospace & Defense (0.9%)
175	Raytheon Co.	4.50	11/15/07	172,365
32	Raytheon Co.	6.75	08/15/07	32,464
322	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	332,718
				537,547
	Air Freight/Couriers (0.5%)
65	Fedex Corp.	2.65	04/01/07	63,439
220	Fedex Corp.	7.25	02/15/11	233,429
				296,868
	Airlines (0.4%)
229	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	235,523

	Apparel/Footwear Retail (0.4%)
270	Limited Brands, Inc.	6.95	03/01/33	261,532

	Auto Parts: O.E.M. (0.5%)
265	Johnson Controls, Inc.	5.00	11/15/06	264,189

	Beverages: Alcoholic (1.4%)
430	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	397,277
430	Miller Brewing Co. - 144A**	4.25	08/15/08	417,456
				814,733
	Building Products (0.3%)
160	Masco Corp.	4.625	08/15/07	157,840

	Cable/Satellite TV (1.0%)
270	Comcast Cable Communications Inc.	6.75	01/30/11	279,558
315	Echostar DBS Corp.	6.375	10/01/11	303,188
20	Echostar DBS Corp.	6.625	10/01/14	18,950
				601,696
	Casino/Gaming (0.9%)
580	Harrah’s Operating Co., Inc.	5.625	06/01/15	546,040

	Computer Processing Hardware (0.4%)
240	Hewlett-Packard Co.	5.345	05/22/09	240,234

	Containers/Packaging (0.9%)
540	Sealed Air Corp. - 144A**	5.625	07/15/13	519,026

	Department Stores (1.8%)
1,045	May Department Stores Co., Inc.	5.95	11/01/08	1,049,021

	Electric Utilities (8.6%)
420	Ameren Corp.	4.263	05/15/07	414,628
400	Arizona Public Service Co.	5.80	06/30/14	389,692
285	Arizona Public Service Co.	6.75	11/15/06	286,405
395	CC Funding Trust I	6.90	02/16/07	398,177
265	Cincinnati Gas & Electric Co.	5.70	09/15/12	262,362
105	Consolidated Natural Gas Co.	5.00	12/01/14	97,434
470	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	469,636
390	Consumers Energy Co.	4.80	02/17/09	379,828
205	Detroit Edison Co. (The)	6.125	10/01/10	208,065
340	Duquesne Light Co. (Series O)	6.70	04/15/12	353,793
255	Entergy Gulf States, Inc.	3.60	06/01/08	244,570
365	Entergy Gulf States, Inc.	5.22†	12/01/09	361,511
200	Entergy Gulf States - 144A**	5.61†	12/08/08	200,350
205	Monongahela Power Co.	5.00	10/01/06	204,538
255	Pacific Gas & Electric Co.	6.05	03/01/34	241,372
140	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	136,933
70	PSEG Energy Holdings Inc.	8.625	02/15/08	72,450
220	Texas Eastern Transmission, LP	7.00	07/15/32	234,728
				4,956,472
	Electrical Products (1.4%)
480	Cooper Industries Inc.	5.25	07/01/07	476,955
360	Cooper Industries Inc.	5.25	11/15/12	349,299
				826,254
	Electronics/Appliances (0.4%)
260	LG Electronics Inc. - 144A** (South Korea)	5.00	06/17/10	249,796

	Finance/Rental/Leasing (5.6%)
510	CIT Group, Inc.	2.875	09/29/06	506,193
620	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	593,732
475	Nationwide Building Society - 144A** (United Kingdom)	4.25	02/01/10	453,704
755	Residential Capital Corp.	6.375	06/30/10	745,942
415	SLM Corp. (Series MTNA)	5.00	10/01/13	392,409
525	Toyota Motor Credit Corp.	5.65	01/15/07	525,900
				3,217,880
	Financial Conglomerates (4.1%)
735	Chase Manhattan Corp.	6.00	02/15/09	741,991
680	General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	730,030
520	General Motors Acceptance Corp.	6.875	09/15/11	489,025
410	Prudential Funding LLC (Series MTN) - 144A**	6.60	05/15/08	417,778
				2,378,824
	Food: Major Diversified (0.6%)
215	ConAgra Foods, Inc.	7.00	10/01/28	218,262
130	ConAgra Foods, Inc.	8.25	09/15/30	149,580
				367,842

	Food: Meat/Fish/Dairy (0.1%)
50	Pilgrim’s Pride Corp.	9.625	09/15/11	52,625

	Gas Distributors (1.1%)
370	NiSource Finance Corp.	5.764†	11/23/09	370,854
8	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	7.628	09/15/06	7,777
270	Sempra Energy	4.621	05/17/07	267,661
				646,292
	Home Furnishings (0.6%)
130	Mohawk Industries, Inc. (Class C)	6.50	04/15/07	130,970
210	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	217,330
				348,300
	Hotels/Resorts/Cruiselines (1.5%)
695	Hyatt Equities LLC - 144A**	6.875	06/15/07	701,604
170	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	172,763
				874,367
	Insurance Brokers/Services (2.6%)
935	Farmers Exchange Capital - 144A**	7.05	07/15/28	920,934
685	Marsh & McLennan Companies, Inc.	5.875	08/01/33	600,428
				1,521,362
	Investment Banks/Brokers (0.5%)
330	Goldman Sachs Group Inc. (The)	5.25	10/15/13	317,625

	Major Banks (3.6%)
560	HSBC Finance Corp.	6.75	05/15/11	583,642
320	USB Capital IX	6.189	03/29/49	313,747
1,240	Wachovia Capital Trust III	5.80	08/29/49	1,206,325
				2,103,714
	Major Telecommunications (5.1%)
540	AT&T Corp.	9.75	11/15/31	623,979
150	Deutsche Telekom International Finance Corp. (Netherlands)	8.00	06/15/10	162,106
295	Deutsche Telekom International Finance Corp. BV (Netherlands)	8.25	06/15/30	341,937
390	France Telecom S.A. (France)	8.50	03/01/31	472,231
300	SBC Communications, Inc.	6.15	09/15/34	277,163
305	Sprint Capital Corp.	8.75	03/15/32	372,234
255	Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	245,483
310	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	291,394
165	Verizon Global Funding Corp.	7.25	12/01/10	173,824
				2,960,351
	Managed Health Care (1.5%)
600	Health Net, Inc.	9.875	04/15/11	677,355
175	WellPoint Health Networks Inc.	6.375	06/15/06	175,051
55	WellPoint Inc.	4.25	12/15/09	52,626
				905,032
	Media Conglomerates (1.4%)
400	News America Holdings, Inc.	7.75	02/01/24	427,494
220	News America Inc.	7.28	06/30/28	223,810
180	Viacom Inc. - 144A**	6.875	04/30/36	174,645
				825,949

	Medical Distributors (0.4%)
210	AmerisourceBergen Corp. - 144A**	5.625	09/15/12	205,665

	Motor Vehicles (2.6%)
100	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	107,041
380	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	436,777
1,305	General Motors Corp.	8.375	07/15/33	996,694
				1,540,512
	Multi-Line Insurance (2.3%)
450	AIG Sun America Global Finance VI - 144A**	6.30	05/10/11	462,598
300	American General Finance Corp. (Series MTNF)	5.875	07/14/06	300,232
485	American General Finance Corp. (Series MTNH)	4.625	09/01/10	465,983
135	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	135,000
				1,363,813
	Oil & Gas Pipelines (0.8%)
130	Kinder Morgan Energy Partners, L.P.	5.125	11/15/14	118,163
360	Plains All American Pipeline LP - 144A**	6.70	05/15/36	359,282
				477,445
	Oil & Gas Production (1.1%)
410	Kerr-McGee Corp.	5.875	09/15/06	412,107
230	Kerr-McGee Corp.	6.625	10/15/07	233,225
				645,332
	Other Metals/Minerals (0.7%)
385	Brascan Corp. (Canada)	7.125	06/15/12	406,828

	Property - Casualty Insurers (3.7%)
645	Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	625,978
285	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	280,510
350	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371	11/16/07	347,745
250	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	247,980
675	XLLIAC Global Funding - 144A**	4.80	08/10/10	650,278
				2,152,491
	Pulp & Paper (1.7%)
310	Abitibi-Consolidated Inc. (Canada)	8.85	08/01/30	270,475
460	Bowater Canada Finance (Canada)	7.95	11/15/11	450,800
300	Sappi Papier Holding AG - 144A** (Austria)	6.75	06/15/12	287,979
				1,009,254
	Railroads (2.0%)
252	Burlington North Santa Fe Railway Co.	4.575	01/15/21	236,025
270	Norfolk Southern Corp.	7.35	05/15/07	274,448
245	Union Pacific Corp.	6.625	02/01/08	248,960
210	Union Pacific Corp.	6.65	01/15/11	218,351
160	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	162,797
				1,140,581
	Real Estate Development (1.0%)
315	World Financial Properties - 144A**	6.91	09/01/13	326,904
233	World Financial Properties - 144A**	6.95	09/01/13	241,802
				568,706
	Real Estate Investment Trusts (0.2%)
100	EOP Operating L.P.	4.75	03/15/14	91,474

45	EOP Operating L.P.	7.875	07/15/31	49,535
				141,009
	Regional Banks (0.3%)
175	US Bancorp (Series MTNN)	5.10	07/15/07	174,400

	Restaurants (0.3%)
160	Yum! Brands, Inc.	8.875	04/15/11	179,235

	Savings Banks (1.6%)
70	Household Finance Corp.	4.125	11/16/09	66,773
170	Household Finance Corp.	8.00	07/15/10	184,194
685	Washington Mutual Bank	5.50	01/15/13	667,800
				918,767
	Tobacco (0.3%)
175	Reynolds American Inc. - 144A**	7.25	06/01/13	173,694

	Total Corporate Bonds
	(Cost $41,590,575)			39,725,311

	Asset-Backed Securities (5.4%)
	Finance/Rental/Leasing (5.4%)
252	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	248,087
550	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	540,931
325	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	321,857
450	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	441,316
800	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	782,428
500	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	481,549
350	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	347,043

	Total Asset-Backed Securities
	(Cost $3,233,648)			3,163,211

	U.S. Government Agencies - Mortgage-Backed Securities (0.1%)
15	Federal Home Loan Mortgage Corp.	7.50	09/01/30	15,186
28	Federal National Mortgage Association	7.50	01/01/30 - 04/01/32	29,285

	Total U.S. Government Agencies - Mortgage-Backed Securities
	(Cost $45,117)			44,471

	U.S. Government Obligations (8.5%)
3,210	U.S. Treasury Bond	6.125 - 6.375	08/15/27 - 08/15/29	3,572,229
1,500	U.S. Treasury Note	4.25	11/15/13	1,421,603

	Total U.S. Government Obligations
	(Cost $5,411,325)			4,993,832

	Foreign Government Obligation (0.5%)
2,985	Mexican Fixed Rate Bonds (Series M) (Cost $295,848)	10.00	12/05/24	276,436

	Short-Term Investments (16.9%)
	U.S. Government Obligation (a) (0.2%)
100	U.S. Treasury Bill* (Cost $99,503)	4.26	07/13/06	99,503

	Repurchase Agreement (16.7%)
9,779	Joint repurchase agreement account
	(dated 05/31/06; proceeds $9,780,364) (b) (Cost $9,779,000)	5.02	06/01/06	9,779,000

	Total Short-Term Investments
	(Cost $9,878,503)			9,878,503

	Total Investments
	(Cost $60,455,016)(c) (d)		99.4%	58,081,764

	Other Assets in Excess of Liabilities		0.6	351,749

	Net Assets		100.0%	$58,433,513

*	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $58,680.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security, rate shown is the rate in effect at May 31, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in a amount equal to $17,801,280 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $26,246 and the aggregate gross unrealized depreciation is $2,399,498 resulting in net unrealized depreciation of $2,373,252.

Futures Contracts Open at May 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

2	Short	U.S. Treasury Notes 2 year June 2006	$(406,250)	$557
31	Short	U.S. Treasury Notes 2 year September 2006	(6,299,782)	7,992
90	Long	U.S. Treasury Notes 10 year September 2006	9,442,969	(35,204)
14	Long	U.S. Treasury Bonds 30 year September 2006	1,487,063	(6,604)

	Net Unrealized Depreciation			$(33,259)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006